Equity and Distributions (Details)	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Subordinated units [Member]	Dec. 31, 2011 Subordinated units [Member]	Dec. 31, 2012 Common units [Member]
Summary of changes in the number of outstanding units
Balance December 31, 2011		5,360,912	5,360,912	16,661,294
Balance December 31, 2011, General Partner	22,044
Common units issued				11,975,000
Restricted common units issued				287,943
Restricted common units forfeited				(2,334)
General partner units issued	12,273
Balance December 31, 2012		5,360,912	5,360,912	28,921,903
Balance December 31, 2012, General Partner	34,317